FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Money market funds	$ 81,429
Available-for-sale marketable securities	77,616
Derivative assets	234	$ 7
Total financial assets	159,279	7
Liabilities:
Derivative liabilities	20	239
Contingent consideration in connection to the acquisitions	69,715	63,695
Total financial liabilities	69,735	63,934
Level 1 [Member]
Assets:
Money market funds	81,429
Available-for-sale marketable securities	0
Derivative assets	0	0
Total financial assets	81,429	0
Liabilities:
Derivative liabilities	0
Contingent consideration in connection to the acquisitions	0	0
Total financial liabilities	0	0
Level 2 [Member]
Assets:
Money market funds	0
Available-for-sale marketable securities	77,616
Derivative assets	234	7
Total financial assets	77,850	7
Liabilities:
Derivative liabilities	20	239
Contingent consideration in connection to the acquisitions	0	0
Total financial liabilities	20	239
Level 3 [Member]
Assets:
Money market funds	0
Available-for-sale marketable securities	0
Derivative assets	0	0
Total financial assets	0	0
Liabilities:
Derivative liabilities	0	0
Contingent consideration in connection to the acquisitions	69,715	63,695
Total financial liabilities	$ 69,715	$ 63,695